Related parties transactions and advances (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related parties transactions and advances
The company is leasing office space from related parties and paid lease	$ 47,000	$ 47,000
The Company entered into a promissory note		1,000,000
Advances from Ring Energy, Inc. to Stanford Energy, Inc. and settled as part of the merger		$ 150,000	$ 850,000